Shareholder Report, Line Graph (Details) LMF0600_BrandywineGLOBAL - Global Opportunities Bond Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 1,078,154	$ 1,189,777	$ 1,107,630	$ 1,313,435	$ 1,386,401	$ 1,230,607	$ 1,126,811	$ 1,184,850	$ 1,050,161	$ 1,000,000	$ 1,224,765
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Index
Accumulated Value	1,048,246	1,066,256	1,008,613	1,204,292	1,263,777	1,157,346	1,083,255	1,096,351	1,020,859	1,000,000	$ 1,133,866
FTSE World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											FTSE World Government Bond Index
Accumulated Value	$ 980,947	$ 1,009,917	$ 960,133	$ 1,174,665	$ 1,262,699	$ 1,146,780	$ 1,082,912	$ 1,092,094	$ 1,016,004	$ 1,000,000	$ 1,054,983